Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2023 USD ($)	Jul. 01, 2022 USD ($)	Jul. 01, 2021 CNY (¥)	Jul. 01, 2020 CNY (¥)
Accounting Policies [Abstract]
Convenience rate	US$1.00=RMB7.2513
Contract liabilities					$ 384,729	¥ 267,729	¥ 40,514
Contract liabilities balance	¥ 517,220
Recognized revenue	517,213	¥ 384,729		$ 71,327
Advertising and marketing promotion expenses	1,743,473	1,590,886	¥ 1,306,501
Employee benefits	124,922	111,698	¥ 39,449
Accrued employee benefits	¥ 51,645	¥ 30,974
Value added tax rate	6.00%			6.00%